Financial investments (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments [Abstract]
Schedules of financial investments

Carrying amounts of financial investments
	30 Jun 2026	31 Dec 2025
	$m	$m
Financial investments measured at fair value through other comprehensive income	386,439	385,122
– treasury and other eligible bills	110,301	105,075
– debt securities	274,196	277,867
– equity securities	1,490	1,755
– other instruments	452	425
Debt instruments measured at amortised cost	218,320	182,089
– treasury and other eligible bills	17,495	23,445
– debt securities	200,825	158,644
At the end of the period	604,759	567,211